Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Presents the Segment Information

The following table presents the segment information for the fiscal years ended March 31, 2025, 2024, and 2023, respectively:

	For the Fiscal Year ended March 31, 2025
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$17,105,488	$7,493,259	$185,520,491	$210,119,238
Merchandise costs	$13,314,278	$5,668,519	$167,219,142	$186,201,939
Interest expenses, net	$(140,333)	$(61,475)	$(1,522,011)	$(1,723,819)
Income tax benefit	$(153,311)	$(67,160)	$(1,662,766)	$(1,883,237)
Net income	$540,430	$236,741	$5,861,317	$6,638,488
Depreciation and amortization	$77,511	$33,955	$840,660	$952,126
Capital expenditures	$992,068	$-	$-	$992,068
	For the Fiscal Year ended March 31, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$14,951,952	$10,705,449	$170,023,914	$195,681,315
Merchandise costs	$11,916,702	$7,920,348	$152,469,258	$172,306,308
Interest expenses, net	$(123,107)	$(88,143)	$(1,399,891)	$(1,611,141)
Provision for income tax	$34,902	$24,989	$396,883	$456,774
Net income	$571,463	$409,162	$6,498,311	$7,478,936
Depreciation and amortization	$94,184	$67,434	$1,070,993	$1,232,611
Capital expenditures	$917,396	$9,766	$2,146	$929,308

	For the Fiscal Year Ended March 31, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,606,180	$20,700,011	$137,418,155	$169,724,346
Merchandise costs	$8,882,991	$16,221,524	$115,188,904	$140,293,419
Interest expenses, net	$(165,628)	$(295,403)	$(1,961,048)	$(2,422,079)
Provision for income tax	$48,853	$87,130	$578,417	$714,400
Net loss	$(550,399)	$(981,655)	$(6,516,768)	$(8,048,822)
Depreciation and amortization	$83,870	$149,587	$993,039	$1,226,496
Capital expenditures	$459,856	$366,440	$108,664	$934,960

Schedule of Assets and Liabilities
	March 31, 2025	March 31, 2024
Total assets:
Directly-Operated Physical Stores	$14,618,642	$10,732,784
Online Stores and Services	10,302,391	4,323,971
Franchise Stores and Wholesale Customers	132,909,152	126,940,404
Total assets	$157,830,185	$141,997,159

Total liabilities:
Directly-Operated Physical Stores	$12,247,978	$12,841,698
Online Stores and Services	10,146,370	5,853,185
Franchise Stores and Wholesale Customers	92,421,807	87,259,492
Total liabilities	$114,816,155	$105,954,375

Schedule of Geographic Information

The following table presents the geographic information where the Company’s long-live assets were located:

	March 31, 2025	March 31, 2024
Japan	$13,932,880	$16,467,917
Hong Kong	1,716,744	1,506,962
The United States	4,353,220	1,270,653
Other overseas countries	609,037	584,751
Total long-live assets	$20,611,880	$19,830,282